Inventory (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Inventory	$ 1,540	$ 1,646	$ 2,115	$ 1,887